UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        PENN DAVIS MCFARLAND, INC.
Address:     2626 COLE AVE.
             SUITE 504
             DALLAS, TEXAS 75204

Form 13F File Number: 28-05623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        JOHN S. MCFARLAND
Title:       PRESIDENT
Phone:       214-871-2772

Signature, Place, and Date of Signing:

JOHN S. MCFARLAND                       DALLAS, TEXAS                  7/19/10
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               41

Form 13F Information Table Value Total:         $346,327

List of Other Included Managers:
NONE
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                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
AECOM TECHNOLOGY CORP            COMMON   00766T100     9645        418270 SH       SOLE                    418270
APACHE CORP.                     COMMON   037411105     8758        104031 SH       SOLE                    104031
APPLE INC. COM.                  COMMON   037833100      414          1645 SH       SOLE                      1645
BP PLC SPONSORED ADR             COMMON   055622104      286          9920 SH       SOLE                      9920
BARRICK GOLD CORPORATION         COMMON   067901108    28739        632881 SH       SOLE                    632881
BERKSHIRE HATHAWAY CLASS B       COMMON   084670207     1643           500 SH       SOLE                       500
CHEVRON CORPORATION              COMMON   166764100      713         10510 SH       SOLE                     10510
CISCO SYSTEMS                    COMMON   17275R102    15092        708211 SH       SOLE                    708211
CONV.SOLUTIONS                   COMMON   21254V100        0         12000 SH       SOLE                     12000
DISH NETWORK CORP. CLASS A       COMMON   278762109      988         56800 SH       SOLE                     56800
ECHOSTAR HOLDING CORP.           COMMON   278768106      217         11360 SH       SOLE                     11360
ENERGY TRANSFER EQUITY, L.P.     COMMON   29273V100    26628        788970 SH       SOLE                    788970
ENERGY SOLUTIONS INC             COMMON   292756202     5487       1077895 SH       SOLE                   1077895
ENTERPRISE PRODUCTS PARTNERS L.P COMMON   293792107    30337        857695 SH       SOLE                    857695
EXXON MOBIL CORP                 COMMON   30231G102    12275        215093 SH       SOLE                    215093
GENERAL ELECTRIC CO.             COMMON   369604103     5741        398131 SH       SOLE                    398131
GOLDCORP, INC                    COMMON   380956409    13195        300912 SH       SOLE                    300912
GOOGLE, INC.                     COMMON   38259P508      295           664 SH       SOLE                       664
HONEYWELL INTERNATIONAL INC.     COMMON   438516106      865         22169 SH       SOLE                     22169
MSCI SINGAPORE INDEX FUND        COMMON   464286673     2329        207220 SH       SOLE                    207220
MSCI JAPAN INDEX FUND            COMMON   46428684B     7790        846725 SH       SOLE                    846725
MSCI HONG KONG INDEX FUND        COMMON   464286871     2043        138345 SH       SOLE                    138345
MICROSOFT CORP                   COMMON   594918104    10213        443860 SH       SOLE                    443860
NALCO HOLDING CO.                COMMON   62985Q101     9752        476650 SH       SOLE                    476650
NOBLE ENERGY                     COMMON   655044105    15368        254739 SH       SOLE                    254739
NVIDIA CORP                      COMMON   67066G104     7333        718195 SH       SOLE                    718195
ORACLE CORP.                     COMMON   68389X105    11392        530850 SH       SOLE                    530850
PEPSICO INC.                     COMMON   71344810       205          3365 SH       SOLE                      3365
PFIZER INC.                      COMMON   717081103     7276        510239 SH       SOLE                    510239
PROSHARES ULTRASHORT YEN         COMMON   74347W858     4241        225105 SH       SOLE                    225105
QUALCOMM, INC.                   COMMON   747525103    34173       1040584 SH       SOLE                   1040584
SABINE ROYALTY TRUST             COMMON   785688102      212          4500 SH       SOLE                      4500
SOUTHWESTERN ENERGY              COMMON   845467109    13986        361947 SH       SOLE                    361947
SUNRISE SENIOR LIVING            COMMON   86768K106       67         24000 SH       SOLE                     24000
TEVA PHARMACEUTICAL INC ADR      COMMON   881624209    10418        200385 SH       SOLE                    200385
UNILEVER PLC                     COMMON   904767704     9563        357765 SH       SOLE                    357765
UNITED NATURAL FOODS, INC.       COMMON   911163103    16172        541242 SH       SOLE                    541242
WESTERN GAS PARTNERS, LP         COMMON   958254104      322         14500 SH       SOLE                     14500
WISDOMTREE INDIA EARNINGS FUND   COMMON   97717W422     2312        101620 SH       SOLE                    101620
ACCENTURE PLC CLASS A            COMMON   G1151C101    11865        306983 SH       SOLE                    306983
CHECK POINT SOFTWARE TECH LTD    COMMON   M22465104     7977        270580 SH       SOLE                    270580
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